As filed with the Securities and Exchange Commission on 3/31/05
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811 - 08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower, 23rd Floor
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at January 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.4%
Austria: 0.8%
Telekom Austria AG	253,400	$4,759,521

Belgium: 0.9%
InBev(2)	147,300	5,466,120

Brazil: 2.2%
Centrais Electricas Brasileiras S.A.	785,130	5,074,766
Petroleo Brasileiro S.A., ADR	125,100	4,484,835
Tele Centro Oeste Celular Participacoes S.A.(2)	17,172	169,144
Tele Leste Celular Participacoes S.A.*	1,330	11,983
Telecomunicacoes Brasileiras S.A. ADR(2)	115,700	3,217,617
Telesp Celular Participacoes SA, preferred, ADR*(2)	16,223	100,583
TIM Participacoes S.A., ADR	10,714	152,996
		13,211,924
Canada: 0.6%
Bombardier, Inc. - Class B	1,755,800	3,710,883

France: 7.5%
Alcatel S.A.*(2)	563,000	8,085,183
Carrefour Supermarche	157,700	8,135,277
France Telecom	326,500	10,250,698
France Telecom**	61,200	1,921,417
Regie Natl. Usines Renault	58,849	4,812,833
Sanofi-Aventis	160,068	11,921,606
		45,127,014
Germany: 13.9%
Bayerische Hypo Vereinsbank AG	298,300	6,563,908
Bayerische Hypo Vereinsbank AG**	119,320	2,625,563
Commerzbank AG	422,300	8,989,497
DaimlerChrysler AG	196,700	8,949,010
Deutsche Telekom AG	707,000	15,289,669
Heidelberger Druckmaschinen**	144,300	4,899,307
Hypo Real Estate Holding AG*	74,575	2,956,093
Muenchener Rueckversicherungs-Gesellschaft AG	69,000	7,890,313
Schering AG	62,416	4,225,299
E.ON AG	86,000	7,708,604
Volkswagen AG	267,800	12,857,914
		82,955,177
Italy: 3.3%
IntesaBci SpA	1,876,449	8,719,384
Telecom Italia SpA	2,704,074	10,722,259
		19,441,643

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at January 31, 2005 (Unaudited) - (Continued)

	Shares	Value
Japan: 20.9%
Daiichi Pharmaceutical Co., Ltd.	225,800	$5,218,983
Eisai Co., Ltd.	139,400	4,520,208
Fuji Photo Film	153,000	5,492,762
Hitachi, Ltd.	1,649,800	10,954,086
Japan Tobacco, Inc.	981	10,414,012
Japan Tobacco, Inc.**	88	934,183
Matsushita Electric Industrial Company, Ltd.	325,000	4,820,739
Millea Holdings, Inc.	761	10,502,123
Mitsubishi Heavy Industries, Ltd.	3,242,000	8,791,758
Mitsubishi Tokyo Finance Group, Inc.	992	9,353,252
Mitsui Sumitomo Ins.	1,052,000	9,228,604
Nippon Oil Corp.	462,000	3,165,605
Nippon Telegraph & Telephone Corp.	1,757	7,409,853
Ono Pharmaceutical Co.	87,000	4,710,191
Rohm Co. Ltd.	38,200	3,476,414
Sankyo Co., Ltd.	230,800	5,134,086
Sumitomo Mitsui Financial Group, Inc.	1,235	8,652,866
Taisho Pharmaceutical Co., Ltd.	170,000	3,568,327
TDK Corp.	61,200	4,252,461
Yamanouchi Pharmaceutical Co. Ltd.	125,500	4,566,059
		125,166,572
Mexico: 1.2%
Telefonos de Mexico S.A. - Class L, ADR	198,840	7,406,790

Netherlands: 10.4%
Aegon N.V.	849,400	11,522,315
Akzo Nobel N.V.	268,200	11,204,948
Heineken N.V.	112,125	3,840,531
ING Groep N.V.	198,763	5,724,384
Koninklijke Ahold N.V.*	954,100	7,877,561
Koninklijke Ahold N.V.**	205,466	1,696,437
Unilever N.V.	229,468	14,965,329
Wolters Kluwer N.V.	310,636	5,603,613
		62,435,118
New Zealand: 1.3%
Telecom New Zealand, Ltd.	1,703,657	7,460,035

Portugal: 1.3%
Portugal Telecom S.A.	641,217	7,945,528

Russian Federation: 1.7%
Lukoil ADR(2)	80,800	10,041,824

Singapore: 3.4%
DBS Group Holdings, Ltd.	916,069	8,843,607
Jardine Matheson Holdings, Ltd.	396,290	6,499,156
Overseas Chinese Banking Corp., Ltd.	619,000	5,181,499
		20,524,262

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at January 31, 2005 (Unaudited) - (Continued)

	Shares	Value
South Korea: 2.5%
Korea Electric Power Corp. ADR(2)	553,200	$7,639,692
KT Corp. ADR(2)	350,100	7,583,166
		15,222,858
Spain: 5.7%
Banco Bilbao Vizcaya S.A.*	473,500	7,979,518
Banco Bilbao Vizcaya S.A.**	312,400	5,264,628
Banco Santander Central Hispano S.A.	720,800	8,564,999
Telefonica S.A.*	662,694	12,066,813
		33,875,958
Switzerland: 6.8%
Nestle S.A.	91,700	24,080,801
Swisscom AG	20,200	7,642,370
Zurich Financial Services AG	41,926	6,976,492
Zurich Financial Services AG**	12,250	2,038,402
		40,738,065
United Kingdom: 14.2%
BAE Systems Plc	1,714,100	7,918,411
BT Group Plc	2,691,712	10,535,189
Corus Group Plc*	2,163,000	2,187,688
Corus Group Plc**	3,596,650	3,637,701
GlaxoSmithKline Plc	717,200	15,857,274
Invensys Plc	3,491,359	1,281,090
Invensys Plc**	5,727,389	2,101,559
J Sainsbury Plc	1,644,112	8,755,243
Marks & Spencer Group Plc	1,402,419	9,526,544
Royal & Sun Alliance Insurance Group Plc	1,009,000	1,628,080
Royal & Sun Alliance Insurance Group Plc**	1,009,000	1,628,080
Unilever PLC	917,200	8,698,512
Wm. Morrison Supermarkets Plc	2,927,581	11,100,291
		84,855,662
Venezuela: 0.8%
Cia Anonima Nacional Telefonos de Venezuela, ADR	236,675	4,688,532

TOTAL COMMON STOCKS
(cost $510,030,749)		595,033,486

SHORT-TERM INVESTMENTS: 9.6%	Principal Amount
Demand Notes - 6.8%
Bank of Montreal, 2.500%, due 05/03/05(1)	$20,465,731	20,465,731
Royal Bank of Scotland, 2.480%, due 03/18/05(1)	5,000,000	5,000,000
Dexia Group, 2.495%, due 03/21/05(1)	2,500,000	2,500,000
Wells Fargo, 2.390%, due 02/22/05(1)	5,000,000	5,000,000
Bank of America, 2.260%, due 02/15/05(1)	1,000,000	1,000,000
Keybank, 2.469%, due 02/01/05(1)	2,000,000	2,000,000
Calyon, 2.435%, due 03/16/05(1)	5,000,000	5,000,000
Total Demand Notes (cost $40,965,731)		40,965,731

Mutual Funds - 0.3%
Merrimac Cash Fund-Premium Class (cost $2,000,000)(1)	2,000,000	2,000,000

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at January 31, 2005 (Unaudited) - (Continued)

	Principal Amount	Value
Repurchase Agreements - 2.5%
Investors Bank & Trust Co., Repurchase Agreement, 2.000%, dated 01/31/2005, due 02/01/2005 [collateralized by $15,193,768 Federal Home Loan Mortgage Corp. Pools #2394 & #2807, 3.030%, due 12/15/2031 (Market Value $15,230,175)] (proceeds $14,513,250) (cost $14,512,444)	$14,512,444	$14,512,444

TOTAL SHORT-TERM INVESTMENTS (cost $57,478,175)		57,478,175

TOTAL INVESTMENTS IN SECURITIES (cost $567,834,024^): 109.0%		652,511,661
Liabilities in excess of Other Assets: (9.0)%		(53,713,835)
NET ASSETS: 100.0%		$598,797,826

*	Non-income producing security.
**	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of
1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act" or pursuant to another exemption from registration.)
ADR	American Depositary Receipt
(1)	This security is purchased with cash proceeds from securities loans.
(2)	This security or a portion of this security is out on loan at January 31, 2005.
Total loaned securities had a market value of $41,572,344 at January 31, 2005.

^ At January 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$567,834,024
Gross tax unrealized appreciation	$114,277,619
Gross tax unrealized depreciation	(29,274,882)
Net tax unrealized appreciation	$85,002,737

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY at January 31, 2005 (Unaudited)

Industry	Percentage
Aerospace & Defense	1.9%
Automobiles	4.4%
Beverages	1.6%
Chemicals	1.9%
Commercial Banks	14.0%
Communication Equipment	1.4%
Diversified Financial Services	2.0%
Diversified Telecom Services	19.8%
Electric Utilities	3.4%
Electronic Equipment & Instruments	2.5%
Food	6.3%
Food Products	8.0%
Household Durables	0.8%
Insurance	8.6%
Leisure Equipment & Products	0.9%
Machinery	2.8%
Media	0.9%
Metals & Mining	1.0%
Multiline Retail	1.6%
Oil & Gas	3.0%
Pharmaceuticals	10.0%
Semiconductors	0.6%
Tobacco	1.9%
Wireless Telecom	0.1%
TOTAL COMMON STOCK	99.4%
SHORT-TERM INVESTMENTS	9.6%

TOTAL INVESTMENTS IN SECURITIES	109.0%
Liabilities in excess of Other Assets	(9.0)%
NET ASSETS	100.0%

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandes Investment Trust

By (Signature and Title)_ /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date    3/31/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date    3/31/05
By (Signature and Title)   /s/ Gary Iwamura
Gary Iwamura, Treasurer

Date    3/31/05